Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash.
Summary of cash

	December 31,	December 31,
	2025	2024
	$	$
Cash	244,022	53,686
Interest-bearing deposits	620,492	2,419,963
	864,514	2,473,649